SUPPLEMENT DATED NOVEMBER 24, 2008
 TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2008 AS SUPPLEMENTED
                            SEPTEMBER 22, 2008, OF:

                           ALLIANZ REWARDS{trademark}
                          ALLIANZ ALTERITY{trademark}
                       ALLIANZ HIGH FIVE{trademark} BONUS
                         ALLIANZ HIGH FIVE{trademark} L
                         ALLIANZ HIGH FIVE{trademark}
    VALUEMARK {reg-trade-mark} II & III AND VALUEMARK{reg-trade-mark} IV
                     ALLIANZ ADVANTAGE{trademark} NEW YORK
                    ALLIANZ OPPORTUNITY{trademark} NEW YORK
                     ALLIANZ CHARTER{trademark} II NEW YORK
                     ALLIANZ HIGH FIVE{trademark} NEW YORK
                                      AND
 ALLIANZ CONNECTIONS[SM] DATED JULY 17, 2008, AS SUPPLEMENTED SEPTEMBER 5, 2008
   ALLIANZ VISION[SM]DATED JULY 17, 2008, AS SUPPLEMENTED SEPTEMBER 5, 2008 ALLIANZ VISION[SM] NEW YORK DATED AUGUST 7, 2008, AS SUPPLEMENTED SEPTEMBER 5,
                                      2008
                                   ISSUED BY
   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA OR ALLIANZ LIFE INSURANCE
                              COMPANY OF NEW YORK
  AND ALLIANZ LIFE VARIABLE ACCOUNT B OR ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

  This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference. The
 Investment Options mentioned below may not be offered through all of the above referenced variable products.

   This supplement also updates information applicable to certain additional contracts and policies issued by Allianz Life Insurance Company that are not referenced above, which are no longer offered for sale.

1.  NOTICE OF EFFECTED SUBSTITUTION

Effective November 24, 2008, shares of the following AZL Investment Option were substituted for all shares of the following VIT Investment Option owned through variable insurance products issued by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York (known collectively as "Allianz Life Insurance Company"). There was no fee charged for the substitutions. In addition, the substitutions will not count toward any limit on free transfers.

        AZL REPLACEMENT INVESTMENT OPTIONS          SHARE CLASS(ES)       VIT REPLACED INVESTMENT OPTIONS        SHARE CLASS(ES)
                   (SUBADVISER)                                                 (ADVISER/SUBADVISER)
AZL Schroder Emerging Markets Equity Fund           Class 1         Templeton Developing Markets Securities Fund  Class 1
(Schroder Investment Management North America Inc.)  Class 2       (Templeton Asset Management, Ltd.)             Class 2

If you have not already transferred the Contract Value attributable to the Templeton Developing Markets Securities Fund to another Investment Option(s) prior to the date of the Substitution, you are permitted a free transfer right out of the AZL Replacement Investment Option for 30 days after the Substitution. In exercising your free transfer right, if you choose, you can divide the applicable Contract Value, transferring part to one Investment Option and part to other Investment Options, subject to any Contract limitations on minimum investment in a particular Investment Option. Your free transfer will not count as one of the limited number of transfers permitted in a year free of charge, and Allianz Life Insurance Company will not impose any additional transfer restrictions on this transfer. If you have already exercised your free transfer, any transfer you make will count toward any limitations on free transfers.

You should already have received a current prospectus for the AZL Replacement Investment Option. However, if you have not already received a current prospectus, you can obtain copies of the prospectus for the Replacement Investment Options or for any of the other Investment Options available under your Contract, free of charge, by calling our Service Center toll-free at (800) 624-0197.

2. EFFECTIVE NOVEMBER 24, 2008, THE ACQUIRED FUNDS MENTIONED BELOW MERGED INTO THE CORRESPONDING ACQUIRING FUND AS SHOWN IN THE FOLLOWING TABLE:

                ACQUIRED FUNDS                                ACQUIRING FUNDS
AZL{reg-trade-mark}LMP Large Cap Growth Fund AZL{reg-trade-mark}Legg Mason Growth Fund
AZL{reg-trade-mark}OCC Value Fund            AZL{reg-trade-mark}Davis NY Venture Fund

                                                     PRO-003-0508    Page 1 of 2

 At the Special Meeting of Shareholders held on November 20, 2008 shareholders of each of the Acquired Funds in the preceding table approved an Agreement and Plan of Reorganization (the "Plan") between each Acquired Fund and its corresponding Acquiring Fund. Each of the Acquired Funds and the Acquiring Funds is a series of the Allianz Variable Insurance Products Trust.

 Under the Plan, effective November 24, 2008, a "Reorganization" was completed whereby each Acquiring Fund has acquired all of the assets and assumed all of the liabilities of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund. Shares of each Acquiring Fund have been distributed proportionately to the shareholders of the corresponding Acquired Fund in complete liquidation of the Acquired Fund and the assumption of the Acquired Fund's liabilities.

 As a result of the Reorganizations, all information and references to the Acquired Funds are hereby deleted from the prospectus. Not all of the Investment Options mentioned above are offered through all of our variable products.

3. a) EFFECTIVE NOVEMBER 24, 2008, BLACKROCK ADVISORS, LLC WILL REPLACE JENNISON ASSOCIATES LLC AS THE SUBADVISER TO THE AZL {reg-trade-mark} JENNISON GROWTH FUND.

    b) EFFECTIVE NOVEMBER 24, 2008, COLUMBIA MANAGEMENT ADVISORS, LLC WILL REPLACE NEUBERGER BERMAN MANAGEMENT INC. AS THE SUBADVISER TO THE AZL {reg-trade-mark} NEUBERGER BERMAN REGENCY FUND.

        THE FOLLOWING NAME CHANGES ARE EFFECTIVE ON NOVEMBER 24, 2008.

NAME EFFECTIVE NOVEMBER 24, 2008                          PREVIOUS NAME
AZL{reg-trade-mark}BlackRock Capital Appreciation Fund AZL{reg-trade-mark}Jennison Growth Fund
AZL{reg-trade-mark}Columbia Mid Cap Value Fund         AZL{reg-trade-mark}Neuberger Berman Regency Fund

The disclosure for the AZL Jennison Growth Fund and the AZL Neuberger Berman Regency Fund in the Investment Options table of the prospectus is replaced with the following:

    INVESTMENT        NAME OF     ASSET   OBJECTIVE(S)                              PRIMARY INVESTMENTS
MANAGEMENT COMPANY  INVESTMENT   CATEGORY                                       (NORMAL MARKET CONDITIONS)
       AND            OPTION
ADVISER/SUBADVISER
Managed by Allianz AZL BlackRock  Large    Long-term   Invests at least 80% of total assets in common and preferred stock and
Investment         Capital         Cap     growth of   securities convertible into common and preferred stock of mid-size and large-
Management LLC/    Appreciation   Growth    capital    size companies.
BlackRock          Fund
Advisors, LLC
Managed by Allianz AZL Columbia  Mid Cap   Long-term   Invests at least 80% of net assets in equity securities of  companies that
Investment         Mid Cap Value            capital    have market capitalizations in the range of the companies in the Russell
Management         Fund                   appreciation Midcap{reg-trade-mark}Value Index at the time of purchase that the Fund's
LLC/Columbia                                           subadviser believes are undervalued and have the potential for long-term
Management                                             growth.
Advisors, LLC

4.  ALTERITY AND REWARDS PROSPECTUSES

    THE "INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS UNDER THE PRIME PLUS BENEFIT" IN SECTION 4 OF THE PROSPECTUS IS UPDATED AS FOLLOWS:

       o The AZL Legg Mason Growth Fund was assigned to Investment Option group B in the prospectus in error. The prospectus is updated to reflect the correct assignment to Group C, a less restrictive group.
       o Resulting from the substitution and mergers mentioned in items 1 and 2 of this supplement, the Templeton Developing Markets Securities Fund and the AZL OCC Value fund, assigned to Investment Option Group A, were merged into their respective replacement Investment Options, which are assigned to the less restrictive Investment Option Group C.


5. ALLIANZ VISION AND CONNECTIONS CONTRACTS ISSUED IN MASSACHUSETTS WITH THE TARGET DATE RETIREMENT BENEFIT

    Effective as of November 18, 2008, the following paragraph is added to section 2, Purchase - Purchase Payments and section 11a. The Target Date Retirement Benefit - Adding the Target Date Retirement Benefit to Your Contract.

        NOTE FOR CONTRACTS ISSUED IN MASSACHUSETTS: Contracts issued in the state of Massachusetts with the Target Date Retirement Benefit are issued as limited premium variable deferred annuity contracts. The Target Date Retirement Benefit can only be selected at the time of purchase and cannot be added to your Contract later. If you select the Target Date Retirement Benefit, you can only make additional Purchase Payments to the Contract for the first three Contract Years, even if the Target Date Retirement Benefit is subsequently removed or if you move to another state.


                                                     PRO-003-0508    Page 2 of 2